Supplemental Cash Flow Information - 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
(6)	Supplemental Cash Flow Information

	Six Months Ended June 30,		Period from July 10, 2003 (inception) through June 30,
	2011	2012	2012
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	210
Fair value of warrants issued with issuance of long-term debt	105	—	2,290
Fair value of warrants issued with sale of common stock	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	—	191,909
Conversion of warrant liability	—	—	123

(4)	Supplemental Cash Flow Information

The following table contains additional cash flow information for the periods reported (in thousands).

	Year Ended December 31,			Period from July 10, 2003 (inception) through December 31,	Period from July 10, 2003 (inception) through December 31,
	2009	2010	2011	2008	2011
Supplemental cash flow disclosures:
Noncash investing and financing activities:
Conversion of note principal to redeemable convertible preferred stock	$—	$—	$—	$3,562	$3,562
Convertible note issued to initial stockholder for consulting expense	—	—	—	210	210
Fair value of warrants issued with issuance of long-term debt	9	—	105	2,176	2,290
Fair value of warrants issued with sale of common stock	—	—	16,947	—	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	—	191,909	—	—	191,909
Conversion of warrant liability	—	123	—	—	123
Noncash property and equipment additions	80	41	—	52	—
Cash paid for interest, net of amounts capitalized	3,008	1,695	722	6,853	12,278